CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents (Note 4)	$ 7,517	$ 1,454
Receivables (Note 5)	3,403	400
Total current assets	10,920	1,854
Non-current assets
Long-term prepaid expenses	1,115	11
Long-term pledged deposits	120
Asset for employee benefits, net	34	3
Fixed assets, net	385	219
Total non-current assets	1,654	233
Total assets	12,574	2,087
Liabilities
Trade payables	396	160
Other payables (Note 6)	2,021	2,381
Short-term employee benefits	644	155
Derivative instruments (Note 8,10)	6,975
Total current liabilities	10,036	2,696
Non-current liabilities
Derivative instruments (Note 8,10)	3,628
Total non-current liabilities	3,628
Total liabilities	13,664	2,696
Contingent liabilities and commitments (Note 7)
Equity (Note 8)
Share capital
Additional paid-in capital	70,595	60,043
Currency translation differences reserve	872	457
Capital reserve from share-based payments (Note 9)	3,566	1,767
Accumulated loss	(76,123)	(62,876)
Total equity (deficiency)	(1,090)	(609)
Total liabilities and equity	$ 12,574	$ 2,087